Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
Thousands of $ For the years ended December 31	2023	2022
Raw materials and consumables	2,779	2,327
Total Inventories	$2,779	$2,327